RELATED PARTY TRANSACTIONS (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Key management compensation
Employee benefit expenses	$ 2,212	$ 2,641
Share-based payments	1,377	3,722
Board fees	$ 880	$ 829